Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment Stated at Cost, Less Accumulated Depreciation

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	June 30, 2026	December 31, 2025
Computer Equipment	$459,308	$457,893
Furniture and Fixtures	214,762	184,524
Software	13,564	13,564
Capitalized Software Development Costs	144,691	—
	832,325	655,981
Less: Accumulated Depreciation	(652,757)	(649,805)
	$179,568	$6,176

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	December 31, 2025	December 31, 2024
Computer Equipment	$471,457	$466,397
Furniture and Fixtures	184,524	184,524
Leasehold Improvements	-	47,616
	655,981	698,537
Less: Accumulated Depreciation	(649,805)	(680,475)
	$6,176	$18,062